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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-08234
                                   -------------------------------------------

                     TIFF Investment Program, Inc..
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                 (Exact name of registrant as specified in charter)

                 590 Peter Jefferson Parkway, Charlottesville, VA        22911
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                 (Address of principal executive offices)            (Zip code)

                 Richard J. Flannery
                 President and Principal Executive Officer
                 590 Peter Jefferson Parkway, Charlottesville, VA 22911
             ------------------------------------------------------------
                 (Name and address of agent for service)

                 with a copy to:

                 Jack Murphy, Esq.
                 Dechert
                 1775 I Street,
                   N.W., Washington, D.C. 20006-2401
             -------------------------------------------------------

Registrant's telephone number, including area code: 434-817-8200
                                                   -----------------

Date of fiscal year end:    12/31/2003
                         ----------------------------

Date of reporting period:   12/31/2003
                          -------------------

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ITEM 1. REPORTS TO STOCKHOLDERS.

        Annual Report for the period 1/1/03 through 12/31/03 was filed on March 10, 2004 ("Original Filing").

ITEM 2. CODE OF ETHICS.

        As of December 15, 2003, the Registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2003, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics was filed with Form N-CSR in the Original Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant's audit committee is Sheryl L. Johns, who is "independent" as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements for 2003 and 2002 were $204,000 and $207,000, respectively.
        (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2003 or 2002.
        (c) TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by PricewaterhouseCoopers LLP for the review of Form 1120-RIC, Form 8613, Form 500 and review of excise tax distribution calculations for 2003 and 2002 were $66,500 and $62,300, respectively. Additionally, the Registrant paid fees of $13,002 in 2002 to the Indian affiliate of PricewaterhouseCoopers LLP for international tax representation in connection with certain tax claims in India.
        (d) ALL OTHER FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2003 or 2002.
        (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee has delegated the authority to pre-approve the provision of audit and non-audit services to the chair of the audit committee; provided, however, that such pre-approval of audit or non-audit services is subject to ratification by the full audit committee at their next regularly scheduled audit committee meeting.
        (e) (2) Not applicable.
        (f) Not applicable.
        (g) The aggregate fees paid or accrued by the Registrant's Investment Adviser for tax services rendered by PricewaterhouseCoopers LLP for the review of tax returns filed by the Registrant's Investment Adviser were $0 and $8,000 for 2003 and 2002, respectively. The Registrant's Investment Adviser paid fees of $5,359 in 2003 to the Indian affiliate of PricewaterhouseCoopers LLP and $1,243 in 2002 to the United Kingdom affiliate of PricewaterhouseCoopers LLP, both for international tax representation in connection with certain tax claims in the respective countries.
        (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

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ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
        (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

        (a)(1) Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99CERT.906.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               TIFF Investment Program, Inc.

By (Signature and Title):  /s/ Richard J. Flannery
                           ---------------------------------------------
                           Richard J. Flannery, President and Principal
                           Executive Officer

                           Date August 9, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Richard J. Flannery
                           ---------------------------------------------
                           Richard J. Flannery, President and Principal
                           Executive Officer

                           Date August 9, 2004
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By (Signature and Title):   /s/ William E. Vastardis
                           ---------------------------------------------
                           William E. Vastardis, Treasurer and Principal Financial Officer

                           Date August 9, 2004
                                -------------------